Lease	6 Months Ended
Jun. 30, 2022
Disclosure Text Block [Abstract]
Lease

16. Lease

The component of lease cost was as follows:

	For the Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000

Operating lease cost	54,732	16,540
Short-term lease cost	13,618	3,648
Total	68,350	20,188

Supplemental balance sheet information related to leases was as follows:

	As of December 31, 2021	As of June 30, 2022
	RMB’000	RMB’000

Operating Leases
Operating lease right-of-use assets	105,551	60,354
Operating lease liabilities, current portion	35,817	21,307
Operating lease liabilities, non-current portion	59,824	30,000
Weighted-average remaining lease term - operating leases	3.16 years	3.52 years
Weighted-average discount rate - operating leases	4.37%	4.80%

Non-cancellable operating lease rentals as of June 30, 2022 are payable as follows:

Twelve months ending June 30,	RMB’000

2023	23,060
2024	22,362
2025	5,731
2026	2,991
Total lease payment	54,144
Less: imputed interest	2,837

Total	51,307